Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) - Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expenses
Occupancy and equipment expense	$ 601,000	$ 542,000
Other expenses	593,000	477,000
Total Expenses	6,032,000	5,234,000
Net Income (Loss) Before Income Taxes	1,994,000	1,936,000
Income Tax Benefit	723,000	694,000
Net Income	1,271,000	1,242,000
Comprehensive Income	1,295,000	1,224,000
Parent Company [Member]
Income
Dividends from subsidiary	0	500,000
Rental income	106,000	106,000
Total Income	106,000	606,000
Expenses
Occupancy and equipment expense	99,000	78,000
Other expenses	95,000	79,000
Total Expenses	194,000	157,000
Net Income (Loss) Before Income Taxes	(88,000)	449,000
Equity in Undistributed Net Income of Subsidiary	1,329,000	776,000
Income Tax Benefit	30,000	17,000
Net Income	1,271,000	1,242,000
Comprehensive Income	$ 1,295,000	$ 1,224,000